As filed with the Securities and Exchange Commission on January 12, 2011
                          1933 Act File No. 333-168093

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                           Touchstone Strategic Trust
               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                   J.P. Morgan
                             303 Broadway, Suite 900
                              Cincinnati, OH 45202
                                  513-878-4066

                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John Ford, Esq.
                               Pepper Hamilton LLP
                                Two Logan Square
                           Eighteenth and Arch Streets
                             Philadelphia, PA 19103
                                  215-981-4009

This Amendment to the Registration Statement on Form N-14 of Touchstone Strategic Trust, filed with the Securities and Exchange Commission on January 12, 2011 (File No. 333-168093) is being filed to add Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

    (a) Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

      Section 6.4 Indemnification of Trustees, Officers, etc.

      The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding "disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

      Section 6.5 Advances of Expenses.

      The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      Section 6.6 Indemnification Not Exclusive, etc.

      The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

    (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer's liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

      The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a) Restated Agreement and Declaration of Trust and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit
      (b)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b) Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c) Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d) Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e) Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f) Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g) Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h) Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i) Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j) Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k) Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(2) BYLAWS OF THE REGISTRANT

(a) By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

      Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

      The Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit (4) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

      Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on November 20, 2006.

(6) INVESTMENT ADVISORY CONTRACTS

(a) Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company dated May 1, 2001 with respect to the Mid Cap Growth Fund (formerly the Emerging Growth Fund) is herein incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(d) Sub-advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(e) Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd/Veredus Asset Management, LLC for the Large Cap Core Equity Fund is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(h) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit
      (d)(16) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit
      (d)(14) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

      Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

      Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit
      (m)(1) of Post- Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Amended Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

      Opinion and Consent of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

      Tax Opinion is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)   Recordkeeping Agreement is herein incorporated by reference to Exhibit
      (h)(vii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b) Amended Transfer Agency Agreement with JPMorgan Chase Bank, N.A. (formerly Integrated Investment Services) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(c) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is herein incorporated by reference to Exhibit
      (h)(viii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(d) Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(e) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit
      (h)(5) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(f) Addendum to Amended Sub-Administration Agreement dated December 31, 2007 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(g) Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 73 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(h) Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (13)(h) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(i) Amendment to Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(j) Amended i-Compliance Services Agreement with JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(15) OMITTED FINANCIAL STATEMENTS

      Not Applicable.

(16) POWERS OF ATTORNEY

      Powers of Attorney for Jill T. McGruder, Philip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Susan J. Hickenlooper and John P. Zanotti are herein incorporated by reference to Exhibit (16) of Form N-14 (File Nos. 333-168093 and 811-03651) filed with the SEC on July 14, 2010.

(17) ADDITIONAL EXHIBITS

      Not Applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this registration statement on Form N-14.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 12th day of January, 2011.

                                        TOUCHSTONE STRATEGIC TRUST


                                        By: /s/ Jill T. McGruder
                                            ------------------------
                                            Jill T. McGruder
                                            President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacity on the dates indicated.

/s/ Jill T. McGruder
-----------------------------
Jill T. McGruder               Trustee & President        January 12, 2011


/s/ Terrie A. Wiedenheft
-----------------------------
Terrie A. Wiedenheft           Controller, Treasurer      January 12, 2011
                               and Principal Financial
                               Officer

*
-----------------------------
Phillip R. Cox                 Trustee                    January 12, 2011

*
-----------------------------
H. Jerome Lerner               Trustee                    January 12, 2011

*
-----------------------------
Donald C. Siekmann             Trustee                    January 12, 2011

*
-----------------------------
Susan J. Hickenlooper          Trustee                    January 12, 2011

*
-----------------------------
 John P. Zanotti               Trustee                    January 12, 2011


By: /s/ Jay S. Fitton
    ------------------------
    Jay S. Fitton
    *Attorney-in-Fact
    January 12, 2011

                                  EXHIBIT INDEX

EXHIBIT NUMBER    DESCRIPTION
--------------    -----------

(12)              Tax Opinion is filed herewith.